Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets at Fair Value Through Other Comprehensive Income - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt financial instruments
Total	$ 4,641,282	$ 6,023,039
Debt financial instruments [Member]
Debt financial instruments
Total	4,536,025	5,880,733
Debt financial instruments [Member] | Chilean Central Bank and Government Securities [Member]
Debt financial instruments
Total	3,024,700	4,074,413
Debt financial instruments [Member] | Other Chilean debt financial securities [Member]
Debt financial instruments
Total	6,656	9,898
Debt financial instruments [Member] | Foreign financial debt securities [Member]
Debt financial instruments
Total	1,504,669	1,796,422
Other financial instruments [Member]
Debt financial instruments
Total	105,257	142,306
Other financial instruments [Member] | Commercial Loans
Debt financial instruments
Total	$ 105,257	$ 142,306